Concentration of credit risk	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of credit risk

17. Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Percentage of the Group’s total revenues
Customer A	*	12%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable, net:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of the Group’s accounts receivables, net
Customer A	13%	60%
Customer B	*	11%
Customer C	10%	*
Customer D	11%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of the Group’s contract liabilities
Customer E	*	25%
Customer F	*	21%
Customer G	28%	*
Customer H	13%	*
Customer I	10%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Percentage of the Group’s total purchases
Supplier A	*	*	15%
Supplier B	*	24%	*
Supplier C	17%	*	*
Supplier D	11%	*	*

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

17.	Concentration of credit risk (cont.)

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of the Group’s accounts payable
Supplier E	22%	42%
Supplier F	*	11%
Supplier G	17%	*
Supplier H	11%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers, net:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of the Group’s advance to suppliers, net
Supplier I	*	23%
Supplier J	*	12%
Supplier K	15%	*
Supplier L	11%	*

*	Represent percentage less than 10%